Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2019 and 2018:

		As at December 31, 2019			As at December 31, 2018
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value		Notional Amount	Fair Value
		($ in millions)			($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$687.3	$8.1	(1)	$496.5	$14.6	(1)
Foreign Exchange Contracts	Liabilities under Derivative Contracts	$1,009.0	$(8.9)		$760.8	$(13.9)
Interest Rate Swaps	Liabilities under Derivative Contracts	$1,800.0	$(78.3)	(2)	$—	$—
 ______________

(1)	Net of $2.9 million of cash collateral (December 31, 2018 — $2.3 million).

(2)	Initial and variation margin of $111.1 million has been posted (December 31, 2018 — $Nil).

		As at December 31, 2019		As at December 31, 2018
Derivatives Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$85.5	$4.8	$—	$—
Foreign Exchange Contracts	Liabilities under Derivative Contracts	$—	$—	$94.3	$(1.2)

Gain/(Loss) Recognized in Income on Derivative
The following table provides the unrealized and realized gains/(losses) recorded in the statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2019 and 2018:

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2019	December 31, 2018
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	(14.0)	(31.8)
Interest Rate Swaps	Change in Fair Value of Derivatives	(130.2)	—

Derivatives designated as hedges
Foreign Exchange Contracts	General, administrative and corporate expenses	0.9	(1.2)
Foreign Exchange Contracts	Net change from current period hedged transactions	4.8	(2.1)